Fees Summary	Mar. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,164,600.00
Total Fee Amount	298.93
Total Offset Amount	0.00
Net Fee	$ 298.93
Offering Table N/A
Offset Table N/A	N/A